LEASES (Tables)	6 Months Ended
Jun. 30, 2024
Presentation of leases for lessee [abstract]
Summary of Carrying Amounts of Group's Right-of-use Assets and Lease Liabilities
Below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the periods presented:

	Right-of-Use Assets	Lease Liabilities
As of January 1, 2024	1,460	1,723
Additions	3,982	3,982
Amortization of right-of-use assets	(285)	—
Interest expense	—	89
Payments	—	(343)
Translation differences	115	110
As of June 30, 2024	5,272	5,561
As of January 1, 2023	1,818	2,072
Amortization of right-of-use assets	(228)	—
Interest expense	—	87
Payments	—	(286)
Translation differences	25	16
As of June 30, 2023	1,615	1,889

Summary of Expense Relating to Payments Not Included in Measurement of Lease Liability
The expense and cash paid relating to payments not included in the measurement of the lease liability was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Short-term leases (Note 19)	126	114	280	217